Note 10 - Leases (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Lease, Cost [Table Text Block]
	Three Months Ended September 30,	Nine Months Ended September 30,
(in thousands)	2019	2019

Operating lease cost	$212	$677
Variable lease cost	5	17
Total lease cost	$217	$694

Other Information
Operating cash flows used for operating leases	$227	$721
Operating lease liabilities arising from obtaining right-of-use assets	$232	$364
Weighted average remaining lease term (in years)	2.4	2.4
Weighted average incremental borrowing rate	9.00%	9.00%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
As of September 30,
(in thousands)	2019

2019 (excluding the nine months ended September 30, 2019)	$230
2020	849
2021	638
2022	179
2023	23
Thereafter	-
Total lease payments	1,919
Less imputed interest	(184)
Total operating lease liabilities at September 30, 2019	1,735